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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment  [ ]                     Amendment No.:    _______
      This Amendment (Check only one):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Margaret St. Clair
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:     028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts     February 6, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation



                                      -2-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total:        $369 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         13F File No.      Name

1.       28-05993          Philip B. Waring



                                      -3-
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                     MARGARET N. ST.CLAIR 13F TABLE


      COLUMN 1                      COLUMN 2          COLUMN 3        COLUMN 4

   Name of Issuer                Title of Class        CUSIP           Value
                                                                     (X $1000)

03-Jan-02

AT&T Cap Corp.
 SR Public
 Income NT Pines
 8 1/8 12/15/28                  Preferred Stock      00206J308         $ 52

Chase Capital IV
 Cap Secs Ser D 7.34%            Preferred Stock      16147N208         $ 50

Citigroup Cap VII Cap
 Secs 7.125% Trups
 Callable                        Preferred Stock      17306N203         $ 53

SBC Communications Inc
 Public Income
 NT Pines 7% Callable            Preferred Stock      78387G301         $ 54

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1998
 6.75% to 6/03 Reset
 Annually 6/01/28 MTY            Preferred Stock      880591300         $ 80

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1999 6.5%       Preferred Stock      880591409         $ 80

                 TOTAL                                                  $369




      COLUMN 1                              COLUMN 5            COLUMN 6

   Name of Issuer                   Shrs or      Sh/ Put/      Investment
                                    Prn Amt      Prn Call      Discretion

AT&T Cap Corp.
 SR Public
 Income NT Pines
 8 1/8 12/15/28                      2,000                    Shared-Other

Chase Capital IV
 Cap Secs Ser D 7.34%                2,000                    Shared-Other

Citigroup Cap VII Cap
 Secs 7.125% Trups
 Callable                            2,000                    Shared-Other

SBC Communications Inc
 Public Income
 NT Pines 7% Callable                2,000                    Shared-Other

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1998
 6.75% to 6/03 Reset
 Annually 6/01/28 MTY                3,000                    Shared-Other

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1999 6.5%           3,000                    Shared-Other



      COLUMN 1                       COLUMN 7                COLUMN 8

   Name of Issuer                     Other              Voting Authority
                                     Managers      Sole      Shared     Other

AT&T Cap Corp.
 SR Public
 Income NT Pines
 8 1/8 12/15/28                          1         2,000

Chase Capital IV
 Cap Secs Ser D 7.34%                    1         2,000

Citigroup Cap VII Cap
 Secs 7.125% Trups
 Callable                                1         2,000

SBC Communications Inc
 Public Income
 NT Pines 7% Callable                    1         2,000

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1998
 6.75% to 6/03 Reset
 Annually 6/01/28 MTY                    1         3,000

Tennessee Valley Auth
 Putable Automatic rate
 Reset Sec Parrs 1999 6.5%               1         3,000
